Group Reorganization - Additional Information (Details) - HKD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Sep. 12, 2019
Bottom of range [member]
Disclosure Of Group Reorganization [Line Items]
Stockholders Equity Note Stock Split Conversion Ratio1	1
Top of range [member]
Disclosure Of Group Reorganization [Line Items]
Stockholders Equity Note Stock Split Conversion Ratio1	10,000
AMTD Group [Member]
Disclosure Of Group Reorganization [Line Items]
Number of shares issued					1
Immediate Holding CompanyUltimate Holding Company [Member]
Disclosure Of Group Reorganization [Line Items]
Total expenses		$ 7,090	$ 6,227	$ 7,897
AMTD Risk Solutions Limited [Member]
Disclosure Of Group Reorganization [Line Items]
Percentage of shareholding		79.13%
Percentage of interests acquired	20.87%